Unity Wealth Partners Dynamic Capital Appreciation & Options ETF

Schedule of Investments

September 30, 2024 (Unaudited)

COMMON STOCKS - 22.6%	Shares	Value
Banking - 1.7%
Citigroup, Inc.	407	$25,478
JPMorgan Chase & Co.	168	35,424
		60,902

Consumer Discretionary Products - 3.1%
Nike, Inc. - Class B	232	20,509
Chipotle Mexican Grill, Inc.(a)	323	18,611
Domino’s Pizza, Inc.	20	8,603
Mcdonald’s Corp.	99	30,146
Starbucks Corp.	343	33,439
		111,308

Consumer Staple Products - 1.0%
Constellation Brands, Inc. - Class A	71	18,296
Procter & Gamble Co.	105	18,186
		36,482

Financial Services - 2.4%
American Express Co.	35	9,492
Goldman Sachs Group, Inc.	71	35,153
Morgan Stanley	253	26,373
Visa, Inc. - Class A	64	17,597
		88,615

Healthcare - 4.6%
Abbvie, Inc.	99	19,551
Amgen, Inc.	50	16,111
Johnson & Johnson	225	36,464
Medtronic PLC	109	9,813
Merck & Co., Inc.	76	8,631
Thermo Fisher Scientific, Inc.	49	30,310
UnitedHealth Group, Inc.	77	45,020
		165,900

Industrial Products - 2.2%
Caterpillar, Inc.	49	19,165
Deere & Co.	43	17,945
Honeywell International, Inc.	120	24,805
Lockheed Martin Corp.	36	21,044
		82,959

Industrial Services - 1.0%
Automatic Data Processing, Inc.	70	19,371
Fedex Corp.	56	15,326
		34,697

Insurance - 0.5%
Berkshire Hathaway, Inc. - Class B(a)	36	16,569

Media - 0.7%
Walt Disney Co.	280	26,933

Retail & Wholesale - Staples - 1.6%
Target Corp.	175	27,276
Walmart, Inc.	371	29,958
		57,234

Retail & Wholesale - Discretionary - 2.1%
Best Buy Co., Inc.	197	20,350
Home Depot, Inc.	98	39,710
Lululemon Athletica, Inc.(a)	29	7,869
Ulta Beauty, Inc.(a)	21	8,172
		76,101

Software & Tech Services - 0.9%
Accenture PLC - Class A	50	17,674
Adobe, Inc.(a)	29	15,016
		32,690

Tech Hardware & Semiconductors - 0.2%
QUALCOMM, Inc.	53	9,013

Telecommunications - 0.6%
T-Mobile US, Inc.	98	20,223

TOTAL COMMON STOCKS (Cost $766,898)		819,626

EXCHANGE TRADED FUNDS - 64.5%
Invesco QQQ Trust Series 1	722	352,387
iShares Russell 2000 ETF	2,388	527,485
SPDR Dow Jones Industrial Average ETF Trust	1,575	903,672
SPDR S&P 500 ETF Trust	1,296	548,364
TOTAL EXCHANGE TRADED FUNDS (Cost $2,267,345)		2,331,908

PURCHASED OPTIONS - 0.1%(b)(c)	Notional Amount	Contracts
Call Options - 0.1%
Mastercard, Inc., Expiration: 10/18/24; Exercise Price: $520	$493,800	10	415
McDonald’s Corp., Expiration: 10/18/24; Exercise Price: $315	304,510	10	1,225
Oracle Corp., Expiration: 10/25/24; Exercise Price: $183	170,400	10	525
SPDR Dow Jones Industrial Average ETF Trust, Expiration: 10/25/24; Exercise Price: $440	423,120	10	530
SPDR S&P 500 ETF Trust, Expiration: 10/11/24; Exercise Price: $590	860,640	15	675
TOTAL PURCHASED OPTIONS (Cost $3,721)			3,370

SHORT-TERM INVESTMENTS - 12.8%	Shares
First American Government Obligations Fund - Class X, 4.82%(d)	462,104	462,104
TOTAL SHORT-TERM INVESTMENTS (Cost $462,104)		462,104

TOTAL INVESTMENTS - 100.0% (Cost $3,500,068)		$3,617,008
Other Assets in Excess of Liabilities - (0.0)%(e)		(1,388)
TOTAL NET ASSETS - 100.0%		$3,615,620

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a) Non-income producing security.

(b) 100 shares per contract.

(c) Exchange-traded.

(d) The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

(e) Represents less than 0.05% of net assets.

Unity Wealth Partners Dynamic Capital Appreciation & Options ETF

Schedule of Written Options

September 30, 2024 (Unaudited)

WRITTEN OPTIONS - (0.2)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.2)%
Mastercard, Inc., Expiration: 10/18/24; Exercise Price: $515	$(493,800)	10	$(905)
McDonald’s Corp., Expiration: 10/18/24; Exercise Price: $310	(304,510)	10	(2,525)
Oracle Corp., Expiration: 10/25/24; Exercise Price: $178	(170,400)	10	(1,480)
SPDR Dow Jones Industrial Average ETF Trust, Expiration: 10/25/24; Exercise Price: $435	(423,120)	10	(1,170)
SPDR S&P 500 ETF Trust, Expiration: 10/11/24; Exercise Price: $585	(860,640)	15	(1,838)
TOTAL WRITTEN OPTIONS (Premiums received $6,919)			$(7,918)

Percentages are stated as a percent of net assets.

(a) 100 shares per contract.

(b) Exchange-traded.